Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	MOSAIC CO
Entity Incorporation State Country Code	DE
Entity File Number	001-32327
Entity Tax Identification Number	20-1026454
Entity Address Address Line 1	101 East Kennedy Blvd.
Entity Address Address Line 2	Suite 2500
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33602
City Area Code	800
Local Phone Number	918-8270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001285785
Amendment Flag	false